Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
2025	$ 109,299
2026	82,362
Total future minimum lease payments	191,661
Less: imputed interest	6,937
Total	$ 184,724	$ 221,798